Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventories, Net of Reserve	Inventories, net of reserve, consisted of the following:

	December 31, 2018	December 31, 2017
Raw materials	132	125
Work-in-process	1,005	787
Finished products	425	423

Total	1,562	1,335